Domini Impact Bond Fund
DOMINI IMPACT BOND FUNDSM (formerly Domini Social Bond Fund®)
Investment objective:
The Fund seeks to provide its shareholders with a high level of current income and total return.
Fees and expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (paid directly from your investment)
Shareholder Fees - Domini Impact Bond Fund - USD ($)		Investor	Institutional
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)		2.00%	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	[1],[2]	$ 15	$ 15
[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Domini Impact Bond Fund		Investor	Institutional
Management fees		0.40%	0.40%
Distribution (12b-1) fees		0.25%	none
Administrative services fee		0.25%	0.25%
Other miscellaneous expenses		0.29%	0.57%
Total other expenses		0.54%	0.82%
Total annual Fund operating expenses		1.19%	1.22%
Fee waivers and expense reimbursements	[1]	(0.26%)	(0.59%)
Total annual Fund operating expenses after fee waiver and expense reimbursements		0.93%	0.63%
[1]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 0.95% and 0.65%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund’s Board.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Share classes (whether or not shares are redeemed)
Expense Example - Domini Impact Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	95	352	629	1,420
Institutional	64	329	614	1,425

Share classes (whether or not shares are redeemed)
Expense Example, No Redemption - Domini Impact Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor	95	352	629	1,420
Institutional	64	329	614	1,425

Portfolio:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s portfolio turnover rate was 297% of the average value of its portfolio.
Principal investment strategies:
Under normal circumstances, the Fund invests at least 80% of its assets in investment-grade securities and maintains an effective duration within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Bond Index as calculated by the submanager. Under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds, including government and corporate bonds, mortgage-backed and asset-backed securities, and U.S. dollar denominated bonds issued by non-U.S. entities. The amount the Fund invests in such securities may change significantly from time to time based on current market conditions and investment eligibility determinations. A significant portion of the Fund’s assets may be invested in securities issued by government-sponsored entities such as Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. A significant portion of the Fund’s assets may also be invested in “to be announced” securities, including when-issued, delayed delivery and forward commitment securities. Some investments may be unrated or lower-rated (sometimes referred to as “junk bonds”), or illiquid securities. Domini evaluates the Fund’s potential corporate debt instruments against its social and environmental standards based on the businesses in which they engage, as well as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For noncorporate issuers, Domini seeks to identify investments that generate positive social, environmental or community impact, especially on underserved communities. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investment, please see page 48 in the Fund’s prospectus under the heading “Impact Investing.” Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval. The Fund’s subadviser uses proprietary fundamental research to select investments from among those which Domini has notified the subadviser are eligible for investment.
Principal risks:
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.
  Credit Risk. Fixed-income securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower-rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher-quality securities.
  Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions and speculation.
  Floating and Variable Rate Loans Risk. Floating rate loans and similar investments may be volatile, illiquid or less liquid than other investments and difficult to value. The value of loan collateral can decline, be difficult to liquidate, or insufficient to meet the issuer’s obligations. To the extent that sale proceeds of loans are not available, the Bond Fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests.
  Foreign Investing and Emerging Markets Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, confiscatory taxation, terrorism and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. These risks may be heightened in connection with investments in emerging-market countries.
  Government-Sponsored Entities Risk. The Fund’s investments in securities issued by government-sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank are not guaranteed or insured by the U.S. government and may decline in value.
  Impact Investing Risk. The application of the adviser’s social and environmental standards will affect the Fund’s exposure to certain issuers, industries, and sectors and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, and sectors, may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its social and environmental standards which may negatively impact Fund performance. This may also lead the Fund to avoid investment in certain issuers, industries, markets, or sectors.
  Interest Rate Risk. The value of your investment will fluctuate with interest rates. If interest rates rise, the price of a fixed-income security declines and will generally reduce the value of the Fund’s share price. A rise in rates tends to have a greater impact on securities with longer maturities or higher durations. However, calculations of maturity and duration may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. Recent U.S. interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.
  Liquidity Risk. The Fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly, and they may become difficult to purchase or sell, or may be illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make markets for certain securities. Due to limitations on investments in illiquid securities, the Fund may be unable to achieve its desired level of exposure to certain sectors. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell such securities at a loss.
  Market Risk. The market prices of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any individual security or derivative position.
  Mortgage-related and asset-backed securities risk. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Prepayment risk is generally lower with respect to delegated underwriting and servicing (“DUS”) bonds issued with prepayment penalties that help protect an investor in case of voluntary repayment by the underlying borrower. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains. In addition, investment in mortgage dollar rolls and participation in to-be-announced (“TBA”) transactions may significantly increase the Fund’s portfolio turnover rate.
  Prepayment and Extension Risk. Many issuers have a right to prepay their securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund also may lose any premium it paid on the security. When interest rates rise, repayments of fixed-income securities, particularly asset-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.
  Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Sector Concentration Risk. The Fund may hold a large percentage of securities in a single market sector (e.g., financials). To the extent a Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting such market sectors than a fund without the same focus.
  Style Risk. The value of your investment may decrease if the subadviser’s investment strategy does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector or region is incorrect.
  To Be Announced (TBA) Securities Risk. TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund could lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
  Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s last valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Investment results:
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years, as applicable, compare with those of a broad measure of market performance including the Bloomberg Barclays U.S. Aggregate Bond Index, an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. Wellington Management commenced submanagement services for the Fund on January 7, 2015. A different subadviser served as the Fund’s subadviser from March 1, 2005 through January 6, 2015. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Institutional shares are those of the Investor shares. Institutional shares commenced operations on November 30, 2011. These returns have not been adjusted to take into account the lower expenses applicable to Institutional shares. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance and by calling 1-800-582-6757.

The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Average Annual Total Return (%) Calendar years ended December 31

Highest/lowest quarterly results during this time period were: 4.49% (quarter ended 12/31/08) and –2.24% (quarter ended 06/30/13). The Fund’s year-to-date results as of the most recent calendar quarter ended 9/30/16, were 6.88%.
Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Domini Impact Bond Fund	1 Year	5 Years	10 Years
Investor shares	(0.46%)	1.89%	3.49%
Investor shares | Return after taxes on distributions	(1.36%)	1.01%	2.37%
Investor shares | Return after taxes on distributions and sale of shares	(0.20%)	1.18%	2.34%
Institutional shares	(0.17%)	1.89%	3.49%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expense, or taxes)	0.55%	3.25%	4.52%

After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).